Offerings	May 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	13,407,500
Proposed Maximum Offering Price per Unit	0.4190
Maximum Aggregate Offering Price	$ 5,617,742.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 488.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”), of EON Resources Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock.

Represents the 13,407,500 shares of Class A Common Stock being added by Pre-Effective Amendment No. 1 to the registration statement, increasing the total number of shares of Class A Common Stock registered for resale by the selling securityholders from 17,498,800 shares to 30,906,300 shares. The 30,906,300 shares consist of (i) 3,966,300 shares of Class A Common Stock previously issued to FK Venture LLC, Howie Energy Holdings, LLC, Windspeaker Limited, IB Capital LLC, Pogo Royalty LLC and Saquish Head Capital Partners, LLC, (ii) up to 1,940,000 shares of Class A Common Stock issuable to White Lion Capital, LLC (“White Lion”) upon conversion of $300,000 of additional principal amount of convertible promissory notes under the Forbearance Agreement and Amendments to Note Purchase Agreements and Convertible Promissory Notes, dated August 14, 2026, (iii) up to 5,000,000 shares of Class A Common Stock issuable upon conversion of convertible promissory notes held by White Lion, and (iv) up to 20,000,000 shares of Class A Common Stock issuable to White Lion pursuant to the Common Stock Purchase Agreement, dated October 17, 2022, as amended.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company’s Class A Common Stock as reported on the NYSE American on October 22, 2026, a date within five business days prior to the filing of this Amendment No.1 to Registration Statement on Form S-1 (File No. 333-289191). The fee for the newly registered shares is calculated at the fee rate of $87.00 per $1,000,000 in effect for fiscal year 2027, beginning October 1, 2026.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	17,498,800
Proposed Maximum Offering Price per Unit	0.3230
Maximum Aggregate Offering Price	$ 5,652,112.40
Amount of Registration Fee	$ 865.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”), of EON Resources Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock.

The Company previously paid a registration fee of $865.34 in connection with the initial filing of this registration statement on August 1, 2025, with respect to 17,498,800 shares of Class A Common Stock, calculated pursuant to Rule 457(c) based on the average of the high and low prices of the Class A Common Stock on July 25, 2025 ($0.3230 per share) at the then-applicable fee rate of $153.10 per $1,000,000.